Statement of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	FaZe Clan Inc. Common Stock	FaZe Clan Inc. Additional Paid-In Capital	FaZe Clan Inc. Accumulated Deficit	FaZe Clan Inc.	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019				$ 2,922,000	$ (46,765,000)	$ (43,843,000)
Balance (in Shares) at Dec. 31, 2019			7,197,055
Issuance of common stock warrants				20,000		20,000
Issuance of common stock				144,000		$ 144,000
Issuance of common stock (in Shares)			200,000			36,202
Net income (loss)					(28,777,000)	$ (28,777,000)
Balance at Dec. 31, 2020		$ 431		3,086,000	(75,542,000)	(72,456,000)	$ 24,569	$ (1,448)	$ 23,552
Balance (in Shares) at Dec. 31, 2020		4,312,500	7,397,055						4,312,500
Balance at Jun. 18, 2020		$ 431					24,569		$ 25,000
Balance (in Shares) at Jun. 18, 2020		4,312,500
Net income (loss)								(1,448)	(1,448)
Balance at Dec. 31, 2020		$ 431		3,086,000	(75,542,000)	(72,456,000)	24,569	(1,448)	$ 23,552
Balance (in Shares) at Dec. 31, 2020		4,312,500	7,397,055						4,312,500
Sale of 520,000 Private Placement Units on February 23, 2021	$ 52						5,040,482		$ 5,040,534
Sale of 520,000 Private Placement Units on February 23, 2021 (in Shares)	520,000
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital and accumulated deficit							(5,065,051)	(3,872,302)	(8,937,353)
Stock based compensation expense				1,637,000		1,637,000
Issuance of common stock upon vesting of restricted stock awards (in Shares)			22,467
Exercise of stock options				36,000		36,000
Exercise of stock options (in Shares)			42,184
Issuance of common stock				720,000		720,000
Issuance of common stock (in Shares)			1,000,000
Net income (loss)	0				(36,866,000)	(36,866,000)		(6,867,161)	(6,867,161)
Balance at Dec. 31, 2021	$ 52	$ 431		$ 5,479,000	$ (112,408,000)	$ (106,929,000)		$ (10,740,911)	$ (10,740,428)
Balance (in Shares) at Dec. 31, 2021	520,000	4,312,500	8,461,706